Organization and Nature of Operations	12 Months Ended
Jan. 31, 2022
Disclosure Of Organization And Nature Of Operations [Abstract]
Organization and Nature of Operations [Text Block]

1. Organization and Nature of Operations

Admiral Bay Resources Inc. ("Admiral") was incorporated in British Columbia on September 3, 1987.

Effective September 23, 2019, Admiral was part of a three-cornered amalgamation among Admiral, 2693980 Ontario Inc. (a wholly owned subsidiary of Admiral) and Cultivar Holdings Ltd. (the "Transaction"). Admiral completed the acquisition of all the issued and outstanding shares of Cultivar Holdings Ltd. by way of a three-cornered amalgamation, pursuant to which 2693980 Ontario Inc., amalgamated with Cultivar Holdings Ltd. Pursuant to the Transaction, each registered shareholder of Cultivar Holdings Ltd. received one (1) common share in the capital of the Admiral for each common share held, resulting in the issuance of an aggregate of 97,439,900 common shares to Cultivar Holdings Ltd. Shareholders. As part of the Transaction, warrants of Cultivar Holdings Ltd. were replaced with common share purchase warrants of Admiral.

At completion of the Transaction, Admiral changed its name to Cultivar Holdings Inc. (the "Company").

On April 9, 2020, the Company announced that it has completed its name change from "Cultivar Holdings Inc." to "Predictmedix Inc." (the "Name Change"). The CUSIP number assigned to the Company's common shares following the name change is CUSIP 74040L100 (ISIN CA74040L1004). In connection with the Name Change, the Company's trading symbol, as listed on the CSE and the OTCQB have also been changed from "CULT" to "PMED", and from "CVRHF" to "PMEDF", respectively.

On February 15, 2018, the Company had acquired a 49% interest in a newly incorporated Cultivar JA Limited, ("CJA") a corporation incorporated under the laws of Jamaica. The remaining 51% interest was owned by local Jamaican business partners. On March 27, 2020, the Company sold and discontinued its interests in CJA (Note 5).

On July 16, 2018, the Company had acquired a 100% interest in a newly incorporated CannIP Holdings Inc. (formerly 2639745 Ontario Inc.) ("Cann") a corporation incorporated under the laws of the province of Ontario. Cann is engaged in the development of cosmetic and edible product lines, as well as investment in technology to detect an individual influence of cannabis. The Company did a one for one share exchange with Cann and issued 29,800,000 common shares to the shareholders of Cann.

The Company, through its subsidiaries, is in the business of investment in technology to detect if an individual is under the influence of cannabis and to predict substance addiction. The Company is currently focusing on artificial intelligence ("AI") technologies which are targeting two specific areas: 1) workplace health and safety and 2) healthcare.

The Company's corporate head office is located at 77 King Street W, Suite 3000, Toronto, Ontario, Canada, M5K 1G8.